MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES	MATERIAL ACCOUNTING POLICIES
(a)Business combinations
A business combination is a transaction whereby the Company acquires and obtains control of a business. A business is an integrated set of activities and assets that consist of inputs and processes, including a substantive process, that when applied to those inputs, have the ability to create or significantly contribute to the creation of outputs that generate investment income or other income from ordinary activities. When acquiring a set of activities and assets in the exploration or development stage, which may not have outputs at the acquisition date, the Company determines whether the set of activities and assets include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. An acquired process is considered substantive when: (i) the process is critical to the ability to develop or convert the acquired inputs into outputs; and (ii) the inputs acquired include both an organized workforce with the necessary skills, knowledge, or experience to perform the process and other inputs that the organized workforce could develop into outputs.
The Company accounts for business combinations using the acquisition method whereby the consideration transferred is measured at fair value and allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. Liabilities assumed include contingent liabilities that represent a present obligation arising from past events.
In a business combination achieved in stages whereby the Company obtains control of a business that is a joint operation in which it held an interest immediately before the acquisition date, the Company remeasures its share of assets and liabilities of the joint operation immediately before the acquisition date of the business combination at their acquisition-date fair values, and recognizes the resulting gain or loss in net income or loss.
(b)Inventories
Stockpiled ore, heap leach ore, work-in-process and finished goods inventories are measured at the lower of weighted average cost and net realizable value (“NRV”). Costs include the cost of direct labour and materials, mine-site overhead expenses and depreciation and depletion of related mineral properties, plant and equipment. NRV is calculated as the estimated price at the time of expected sale based on prevailing metal prices less estimated future costs to convert the inventories into saleable form and selling costs.
Stockpiled ore inventories represent ore that has been extracted from the mine and is available for further processing. The costs included in stockpiled ore inventories are based on mining costs incurred up to the point of stockpiling the ore and are removed at the weighted average cost as ore is processed.
Heap leach ore inventories represent ore that is being processed through heap leaching. Costs are added to heap leach ore inventories based on mining and leaching costs incurred. Costs are removed from heap leach ore inventories as ounces of recoverable gold are transferred to the plant for further processing based on the average cost per recoverable ounce on the leach pads.
Work-in-process inventories represent ore that is in the process of being converted into finished goods, other than by heap leaching. The costs included in work-in-process inventories represent the weighted average mining cost of ore being processed and the processing costs incurred prior to the refining process.
The average cost of finished goods represents the average cost of work-in-process inventories incurred prior to the refining process, plus applicable refining costs and associated royalties.
Supplies inventories include the costs of consumables, including freight, to be used in operations and is measured at the lower of average cost and NRV, with replacement costs being the typical measure of NRV.
Write-downs of inventories to NRV are included in cost of sales in the period of the write-down. A write-down of inventories is reversed in a subsequent period if there is a subsequent increase in the NRV of the related inventories.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(c)Mineral properties, plant and equipment
(i)Mineral properties and construction-in-progress
Mineral properties and construction-in-progress include:
•Costs of acquired producing and development stage properties;
•Costs reclassified from exploration and evaluation assets;
•Capitalized mine development costs;
•Construction costs;
•Deferred stripping costs;
•Estimates of reclamation and closure costs; and
•Borrowing costs incurred that are attributable to qualifying mineral properties, plant and equipment.
Costs of producing and development stage properties acquired are included in mineral properties. Mine development costs and associated plant construction costs, which include borrowing costs where applicable, are capitalized to construction-in-progress until the mine reaches commercial production and the underlying asset is commissioned, at which point the capitalized development and construction costs are reclassified to mineral properties or plant and equipment, respectively. Mine development costs are costs incurred to obtain access to mineral reserves and represent those expenditures incurred subsequent to the establishment of economic recoverability, technical feasibility and commercial viability of a project, and after receipt of approval for project expenditures from the Board of Directors. Commercial production is the point at which a mine is capable of operating in the manner intended by management.
During the production phase of a mine, development costs incurred to maintain current production are included in operating expense. For an underground mine, these costs include the development and access (tunneling) costs of production drifts to develop the ore body in the current production cycle. Development costs incurred to build new shafts, declines and ramps that enable permanent access to underground ore are capitalized.
Stripping costs incurred during the production phase of an open pit mine, including depreciation of related plant and equipment, are included in operating expense unless the criteria for capitalizing these costs as described below are met. Stripping costs capitalized during the production phase of a mine are referred to as deferred stripping assets. Deferred stripping assets are recognized and included as part of the carrying amount of the related mineral property when the following three criteria are met:
•It is probable that the future economic benefit (improved access to ore that will be mined in future periods and that would not have otherwise been accessible) associated with the stripping activity will flow to the Company;
•The Company can identify the component of the ore body for which access has been improved; and
•The costs relating to the stripping activity associated with that component can be measured reliably.
Capitalized stripping costs are depleted using the units-of-production method over the reserves that directly benefit from the specific stripping activity. Costs incurred for regular waste removal that do not give rise to future economic benefits are included in operating expense.
Mineral properties are carried at cost less accumulated depletion and accumulated impairment losses. Mineral properties are depleted using the units-of-production method over the estimated total ounces to be extracted in current and future periods based on proven and probable reserves and, in the case of certain mines, measured and indicated resources. Depletion of mineral properties begins when the mine reaches commercial production.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(c)Mineral properties, plant and equipment (continued)
(i)Mineral properties and construction-in-progress (continued)
Depreciation and depletion of capitalized mine development and construction costs begin when the mine reaches commercial production and the costs have been reclassified to mineral properties or plant and equipment.
(ii)Exploration and evaluation assets
Exploration and evaluation activity involves the search for mineral resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activity includes exploratory drilling and sampling, surveying transportation and infrastructure requirements, and gathering exploration data through geophysical studies.
The Company capitalizes direct costs of acquiring exploration properties as exploration and evaluation assets. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.
Exploration and evaluation costs incurred on sites without an existing mine and on areas outside the boundary of a known mineral deposit that contains proven and probable reserves are expensed as incurred up to the date of establishing that the project is technically feasible and commercially viable, and upon receipt of approval for project expenditures from the Board of Directors. When approval for project expenditures is received, the related capitalized acquisition costs are assessed for impairment and reclassified to mineral properties. If no economically viable ore body is discovered, previously capitalized acquisition costs are expensed in the period that the project is determined to be uneconomical or abandoned.
(iii)Plant and equipment
Plant and equipment are carried at cost, less accumulated depreciation and accumulated impairment losses. The cost of an item of plant and equipment consists of the purchase price, costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and, where applicable, borrowing costs.
The carrying amounts of plant and equipment are depreciated to the residual values, if any, using either (a) the straight-line method over the shorter of the estimated useful life of the asset or the life of the mine or (b) the units-of-production method over the estimated recoverable ounces. For right-of-use assets that do not include the exercise price of a purchase option in the measurement of the assets, the depreciation period represents the period from lease commencement date to the earlier of the useful life of the underlying asset or the end of the lease term. For right-of-use assets that include the exercise price of a purchase option that the Company is reasonably certain to exercise in the measurement of the assets, the depreciation period is the period from lease commencement date to the end of the useful life of the underlying asset. Depreciation begins when the plant or equipment is capable of operating in the manner intended by management.
The useful lives of plant and equipment are reviewed annually and, if required, adjusted prospectively.
(d)Financial instruments
(i)Recognition and measurement
Financial assets and financial liabilities are initially measured at fair value. Directly attributable transaction costs associated with financial assets and financial liabilities that are subsequently measured at fair value through profit or loss (“FVTPL”) are expensed as incurred, while directly attributable transaction costs associated with all other financial assets and financial liabilities are included in the initial carrying amount of the asset or liability, respectively.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(d)Financial instruments (continued)
(i)Recognition and measurement (continued)
Subsequent to initial recognition, financial assets and financial liabilities are classified and measured as follows:
Financial assets and financial liabilities at amortized cost
Financial assets are classified as and subsequently measured at amortized cost if: (i) the objective of the Company’s business model for managing the financial assets is to collect their contractual cash flows; and (ii) the financial assets’ contractual cash flows represent solely payments of principal and interest on the principal amount outstanding (“SPPI”). The Company’s cash and cash equivalents, restricted cash, trade receivables, and other current and non-current receivables are classified as and subsequently measured at amortized cost. Accounts payable and accrued liabilities, loans and borrowings and other financial liabilities, except for derivatives, are classified as and subsequently measured at amortized cost.
Finance income or expense for financial assets and financial liabilities, respectively, measured at amortized cost, is recognized using the effective interest method.
For financial assets, the amortized cost includes an adjustment for credit loss allowance, if applicable.
Derivative assets and liabilities at FVTPL
A derivative is defined as having the following characteristics:
•Its value changes in response to the change in a specified interest rate, financial instrument price, commodity price, foreign exchange rate, index of prices or rates, or other variable, provided in the case of a non-financial variable that the variable is not specific to a party to the contract;
•It requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and
•It is settled at a future date.
A derivative that is not classified as an equity instrument is initially recognized as a financial asset or financial liability at its fair value on the date the derivative contract is entered into. The fair values of derivatives are remeasured at the end of each reporting period with changes in fair values recognized in other income or expense.
A derivative that will be settled by the Company delivering a fixed number of its own equity instruments in exchange for a fixed amount of cash in terms of its functional currency or another financial asset is classified as an equity instrument, rather than a financial liability. As the exercise price of the share purchase warrants assumed as part of the Calibre Acquisition is denominated in CAD, the Company will receive a variable amount of cash in terms of the Company’s US dollar functional currency in exchange for a fixed amount of shares upon exercise of the warrants by the holders. Accordingly, the share purchase warrants are accounted for as derivatives measured at FVTPL.
Non-derivative financial assets at FVTPL
Non-derivative financial assets are classified as and subsequently measured at FVTPL, with changes in fair values recognized in net income or loss, if they are not held within a business model whose objective includes collecting the financial assets’ contractual cash flows or the contractual cash flows of the financial assets do not represent SPPI.
The convertible note receivable included in other non-current assets is classified as and subsequently measured at FVTPL.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(d)Financial instruments (continued)
(i)Recognition and measurement (continued)
Equity investments at FVOCI
On initial recognition, the Company may irrevocably elect to classify investments in equity instruments as investments measured at FVOCI (on an individual instrument basis) and present subsequent changes in the fair value of these investments in OCI. The cumulative gain or loss recognized in OCI is reclassified to retained earnings or deficit upon disposition of the investment in equity instrument.
The Company’s investments in marketable securities, including its investment in Versamet Royalties Corporation (“Versamet”) which was included in other non-current assets at December 31, 2024, which are not held for trading, are classified as and measured at FVOCI.
Compound financial instruments
The Company’s convertible notes issued, except for the convertible notes it assumed as part of the Calibre Acquisition (the “2025 Convertible Notes”) as described below as hybrid financial instruments, are compound financial instruments consisting of a financial liability, and a conversion option that represents the holder’s right to convert the liability into a fixed number of the Company’s common shares which is classified as an equity instrument.
On initial recognition, the financial liability component is measured at fair value, calculated as the present value of the contractual principal and interest payments over the term of the instrument. The equity component is measured at the residual amount, calculated as the difference between the fair value of the compound financial instrument as a whole and fair value of the financial liability component. Directly attributable transaction costs are allocated to the financial liability and equity components in proportion to their initial carrying amounts.
The financial liability component is subsequently measured at amortized cost. The equity component is not subsequently remeasured. Upon conversion of a convertible note, the carrying amount of the financial liability is reclassified to equity with no gain or loss recognized.
Hybrid financial instruments
The 2025 Convertible Notes are hybrid financial instruments consisting of a debt host financial liability and an embedded conversion option derivative liability. As the exercise price of the conversion option is denominated in CAD, the Company will receive a variable amount of cash in terms of the Company’s US dollar functional currency in exchange for a fixed amount of shares upon exercise of the conversion option by the holders. Accordingly, the conversion option is accounted for as a derivative measured at FVTPL.
The debt host component of the 2025 Convertible Notes was initially measured at fair value, calculated as the present value of the contractual principal and interest payments over the term of the instrument, and is subsequently measured at amortized cost.
(ii)Modification of contractual cash flows
A substantial modification of the terms of a financial instrument is accounted for as an extinguishment of the existing financial instrument and the recognition of a new financial instrument. Modifications of multiple financial instruments held by the same party that are entered into at the same time and in contemplation of each other are assessed together as one modification agreement.
For financial liabilities, terms are considered substantially modified when the present value of contractual cash flows under the new terms discounted using the original effective interest rate (“EIR”) is at least 10% different from the present value of the remaining contractual cash flows under the original terms. If the difference in present value of the contractual cash flows is less than 10%, the Company performs a qualitative assessment to determine whether the terms are considered substantially different.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(d)Financial instruments (continued)
(ii)Modification of contractual cash flows (continued)
For compound instruments, the Company performs a quantitative and qualitative assessment to determine whether a modification of the terms is considered a substantial modification. A quantitative assessment is performed on the modification of the liability component as described above. A qualitative assessment is performed on the modification of the whole compound instrument which includes considering the effects of the modification on the equity component and determining whether the change in fair value of the equity component as of the date of modification as compared to the sum of the fair values of the liability and equity components immediately prior to modification is greater than 10%.
A gain or loss on extinguishment of a financial liability is recognized in other income or expense.
For non-substantial modifications, the Company recalculates the amortized cost of the financial liability and recognizes a modification gain or loss in other income or expense. The amortized cost of the financial liability is calculated as the present value of the modified contractual cash flows discounted using the original EIR of the financial liability. Transaction costs incurred in connection with the amendments are amortized over the remaining term of the modified financial instrument.
(iii)Contracts to buy or sell a non-financial item
A contract to buy or sell a non-financial item that can be settled net in cash or another financial instrument is accounted for as a derivative unless the contract was entered into and continues to be held for the purpose of the receipt or delivery of the non-financial item in accordance with the Company’s expected purchase, sale or usage requirements. The criteria for net settlement in cash or another financial instrument is met when:
•The terms of the contract permit either party to settle net in cash or another financial instrument;
•The Company has a practice of settling similar contracts net in cash or another financial instrument;
•The Company has a practice of taking delivery of the underlying non-financial item and selling it within a short period after delivery for the purpose of generating a profit from short-term fluctuations in price; or
•The non-financial item is readily convertible to cash.
(e)Impairment of non-financial assets
The carrying amounts of the Company’s non-financial assets, including mineral properties, plant and equipment, are reviewed at the end of each reporting period to determine whether there is any indication of impairment. If any such indication exists, the asset’s recoverable amount is estimated.
The recoverable amount of an asset is the higher of its value in use and fair value less costs of disposal (“FVLCOD”). In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. FVLCOD is the amount obtainable from the sale of the asset in an arm’s length transaction between knowledgeable, willing parties, less costs of disposal. When a binding sale agreement is not available, the FVLCOD is estimated using a discounted cash flow approach with inputs and assumptions consistent with those expected to be used by a market participant. For the purposes of impairment testing, assets are assessed on an individual asset basis when applicable or grouped together into the smallest group of assets that generates cash inflows that are largely independent of cash inflows from other assets or groups of assets (the cash generating unit or “CGU”). This generally results in the Company identifying each mine or development project as a separate CGU.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(e)Impairment of non-financial assets (continued)
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses are recognized in net income or loss. An impairment loss is reversed through net income or loss in the period of reversal and the carrying amount of the asset or CGU is increased to the revised estimate of the recoverable amount to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of any applicable depreciation and depletion, if no impairment loss had been recognized.
(f)Provisions
A provision, being a liability of uncertain timing or amount, is recognized when the Company has a present legal or constructive obligation as a result of a past event and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are calculated based on the expected future cash flows discounted, if material, at a pre-tax rate that reflects the current market assessments of the time value of money and the risks specific to the liability.
A provision for reclamation and closure costs is generally recognized at the time that environmental disturbance occurs. The provision is calculated as the present value of the expenditure required to settle the obligation. Upon initial recognition of the provision, a corresponding amount is added to the carrying amount of the related mineral property and is amortized using the same method as applied to the related asset. Following the initial recognition of the provision, the carrying amount is increased for the unwinding of the discount and adjusted for actual expenditures and changes to the discount rate and the amount or timing of future cash flows required to settle the obligation. The unwinding of the discount is recognized as finance expense in net income or loss while the effect of the changes to the discount rate and the amount or timing of cash flows are recognized as an adjustment to the carrying amount of the related mineral property.
(g)Leases
Right-of-use assets are carried at cost less accumulated depreciation and accumulated impairment losses and adjusted for remeasurements of the lease liability. The cost of right-of-use assets is the amount of the initial measurement of the lease liability and any lease payments made at or before the commencement date.
The lease liability is initially measured at the present value of the future lease payments during the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease term is the non-cancellable period of the lease together with periods covered by extension options that the Company is reasonably certain to exercise, and periods covered by termination options that the Company is reasonably certain not to exercise. The incremental borrowing rate reflects the rate of interest that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Generally, the Company uses its incremental borrowing rate as the discount rate.
The lease liability is subsequently increased by the interest on the lease liability, measured using the discount rate, and decreased by lease payments made. The lease liability is remeasured using an unchanged discount rate when there is a change in future lease payments arising from a change in an index or rate. The lease liability is remeasured using a revised discount rate when there is a change in future lease payments resulting from changes in the assessment of whether a purchase or extension option is reasonably certain to be exercised or a termination option is reasonably certain not to be exercised.
The Company has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets, leases with lease terms that are less than 12 months, and arrangements for the Company’s use of land to explore, develop, produce or otherwise use the mineral resource contained in that land. Payments associated with these arrangements are instead recognized as an expense on a straight-line basis over the term of the arrangement.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(g)Leases (continued)
The Company presents right-of-use assets in the same line item as it presents underlying assets of the same nature that it owns. The Company presents lease liabilities in other liabilities in the consolidated statement of financial position.
(h)Share-based payments
(i)Equity-settled share-based payments
The grant-date fair values of equity-settled restricted share units (“RSUs”) and restricted share units with performance-based vesting conditions (“pRSUs”) are recognized as share-based compensation expense over the vesting period, with a corresponding increase to shareholders’ equity within reserves.
For equity-settled RSUs and pRSUs with non-market vesting conditions such as completion of a specified service period, the Company estimates the grant-date fair value based on the quoted price of the Company’s common shares on the date of grant. The amount recognized as an expense over the vesting period is based on management’s best estimate of the number of equity instruments expected to vest. The cumulative amount expensed is adjusted at the end of each reporting period to reflect changes in the number of instruments expected to vest.
For equity-settled pRSUs with market vesting conditions, the Company estimates the grant-date fair value using the Monte Carlo method to project the Company’s performance and the performance of the relevant market index against which the Company’s performance is compared.
(ii)Cash-settled share-based payments
The fair values of cash-settled share-based payments are recognized as share-based compensation expense over the vesting period, with a corresponding increase to liabilities. The liabilities for cash-settled share-based payments are remeasured at the end of each reporting period and at the date of settlement, with changes in fair values recognized in net income or loss for the period.
The Company’s cash-settled share-based payments consist of deferred share units (“DSUs”), certain RSUs and certain pRSUs. The fair values of cash-settled DSUs and RSUs are estimated based on the quoted market price of the Company’s common shares. The fair values of cash-settled pRSUs are based on the quoted market price of the Company’s common shares and projected performance.
(i)Revenue recognition
Revenue is principally generated from the sale of gold bullion with each shipment considered as a separate performance obligation. The Company recognizes revenue at the point when the customer obtains control of the product. Control is transferred when title has passed to the customer, the customer has assumed the significant risks and rewards of ownership of the asset and the Company has the present right to payment for the delivery of the gold bullion.
The Company’s gold prepay transactions with a syndicate of its existing lenders (the “Gold Prepay Transactions”) and gold purchase and sale arrangement with Versamet and another counterparty (the “Gold Purchase and Sale Arrangement”) under which it received upfront cash prepayments in exchange for delivering a specified number of gold ounces over a specified delivery period are held for the purpose of delivery of gold in accordance with the Company’s expected sale requirements and are accounted for as contracts with customers. The Company’s obligation under the gold stream arrangement assumed as part of the Greenstone Acquisition (the “Stream Arrangement”) and the gold prepay arrangement assumed as part of the Calibre Acquisition (the “Other Gold Prepay Arrangement”) are also accounted for as contracts with customers.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(i)Revenue recognition (continued)
The cash prepayments received under the Gold Prepay Transactions and Gold Purchase and Sale Arrangement, along with the acquisition-date fair value of obligations under the Stream Arrangement and Other Gold Prepay Arrangement, are recognized as deferred revenue. The carrying amount of deferred revenue is amortized to net income or loss as revenue at the time of each gold delivery on a per ounce basis based on the total number of gold ounces to be delivered and the total transaction price.
The transaction price represents the amount of consideration to which the Company expects to be entitled in exchange for transferring the promised goods to the customer. The transaction price is estimated at the contract inception date based on estimated future gold prices over the delivery period. Certain of the above contracts contain variable consideration based on the spot price of gold at the time of delivery. For these contracts, the estimated transaction price is updated to reflect the spot price of gold at the time of delivery with the change in transaction price recognized as revenue in the period the gold is delivered.
The Stream Arrangement contains variable consideration based on the spot price of gold at the time of delivery and number of total ounces to be delivered based on Greenstone’s life-of-mine (“LOM”) plan. When there is a change in Greenstone’s LOM plan, the estimated transaction price is updated and re-allocated to the total number of ounces expected to be delivered under the contracts, which results in an adjustment to the cumulative revenue recognized in the period in which the change is made.
The difference between the estimated transaction price and the amount recognized as deferred revenue represents the financing component. The carrying amount of deferred revenue is increased to the estimated transaction price using the effective interest method, with a corresponding expense recognized in finance expense.
(j)Borrowing costs
Borrowing costs that are directly attributable to the acquisition and construction or development of a qualifying asset are capitalized as part of the cost of the asset when it is probable that they will result in future economic benefits to the Company and the costs can be measured reliably. Management applies judgement on a case-by-case basis to determine whether an asset is a qualifying asset, which is defined as an asset that necessarily takes a substantial period of time to get ready for its intended use. Other borrowing costs are recognized as finance expense in the period in which they are incurred.
To the extent that the Company borrows funds specifically for the purpose of obtaining a qualifying asset, the amount of borrowing costs eligible for capitalization is the actual net borrowing costs incurred on that borrowing during the period. To the extent that the Company borrows funds generally and uses them for the purpose of obtaining a qualifying asset, the amount of borrowing costs eligible for capitalization is determined by applying a capitalization rate to the cumulative expenditures on that asset. The capitalization rate is calculated as the weighted average of the borrowing costs applicable to all borrowings of the Company, other than specific borrowings, that are outstanding during the period.
(k)Income taxes
Income tax expense or recovery is recognized in net income or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.
Current tax expense or recovery is the expected income taxes payable or receivable in respect of the taxable income or loss for the period, measured using tax rates that are enacted or substantively enacted at the reporting date, plus any adjustments recognized during the period for current tax related to prior periods.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(k)Income taxes (continued)
Temporary differences are differences between the carrying amounts of assets and liabilities in the statement of financial position and the amounts attributed to the assets and liabilities for tax purposes. Deferred income tax liabilities are recognized for taxable temporary differences, except when the deferred tax liability arises from the initial recognition of assets or liabilities in a transaction that (i) is not a business combination; (ii) at the time of the transaction, affects neither accounting nor taxable income or loss; and (iii) at the time of the transaction does not give rise to equal taxable and deductible temporary differences. In addition, deferred income tax liabilities are not recognized for taxable temporary differences relating to investments in subsidiaries to the extent that the Company can control the timing of the reversal of the temporary differences, and it is probable that the temporary differences will not reverse in the foreseeable future.
Deferred income tax assets are recognized for deductible temporary differences and the carryforward of unused tax losses and unused tax credits to the extent that it is probable that future taxable income will be available against which the deductible temporary differences and the carryforward of unused tax losses and unused tax credits can be utilized, unless the deferred tax asset arises from the initial recognition of assets or liabilities in a transaction that (i) is not a business combination; (ii) at the time of the transaction, affects neither accounting nor taxable income or loss; and (iii) at the time of the transaction does not give rise to equal taxable and deductible temporary differences. In addition, deferred income tax assets are recognized for deductible temporary differences arising from investments in subsidiaries only to the extent that it is probable that the temporary difference will reverse in the foreseeable future. The Company reassesses unrecognized deferred income tax assets at the end of each reporting period and recognizes a previously unrecognized deferred income tax asset to the extent that it has become probable that future taxable income will allow the deferred income tax asset to be recovered.
The Company is subject to a global minimum top-up tax (referred to as “Pillar Two”). The Company has applied the temporary mandatory relief from recognizing deferred tax assets and liabilities arising from Pillar Two legislation that are enacted or substantively enacted at the reporting date and accounts for Pillar Two income taxes, if any, as current tax expense in the period they are incurred.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the underlying temporary differences in the period when they reverse based on tax rates that are enacted or substantively enacted at the reporting date.
Current income tax assets and liabilities are offset when the Company has a legally enforceable right to offset the amounts recognized and intends either to settle the amounts on a net basis or to realize the assets and settle the liabilities simultaneously. Deferred income tax assets and liabilities are offset when the Company has a legally enforceable right to offset the amounts recognized and the amounts relate to income taxes levied by the same taxation authority on either the same taxable entity, or different taxable entities which intend either to settle the amounts on a net basis or to realize the assets and settle the liabilities simultaneously.
When there is uncertainty over income tax treatments, the Company assesses whether it is probable that the relevant taxation authority will accept the uncertain tax treatment. This assessment affects the amount of income tax expense or recovery recognized by the Company. If the Company concludes it is probable that the taxation authority will accept an uncertain tax treatment, the Company’s calculated income tax expense or recovery reflects the use of the tax treatment. If the Company concludes it is not probable that the taxation authority will accept an uncertain tax treatment, the effect of the uncertainty is reflected in the determination of the Company’s income tax expense or recovery based on the most likely amount or, if there are a wide range of possible outcomes, the expected value of the liability.
(l)Net income (loss) per share
Basic net income (loss) per share (“EPS”) is calculated by dividing net income or loss by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting net income or loss and the weighted average number of shares outstanding for the effects of dilutive potential common shares, which comprise equity-settled RSUs and pRSUs, stock options, share purchase warrants and convertible notes.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(l)Net income (loss) per share (continued)
Potential common shares are dilutive when their conversion to common shares decrease earnings per share or increase loss per share from continuing operations. For the purpose of calculating diluted EPS, dilutive potential common shares are deemed to have been converted into common shares at the beginning of the period or, if later, the date the potential common shares are issued.
Contingently issuable shares under the Company’s pRSUs are included in the diluted EPS calculation based on the number of shares that would be issuable if the reporting date were the end of the contingency period. The dilutive effect of stock options and share purchase warrants assumes that the proceeds from potential exercise of the instruments are used to repurchase the Company’s common shares at the average market price for the period. Stock options and share purchase warrants are dilutive and included in the diluted EPS calculation to the extent exercise prices are below the average market price of the Company’s common shares. The dilutive effect of convertible notes reflects the number of shares that would be issued on conversion of the notes.
(m)New and amended IFRS standards not yet effective
(i)Amendments to the classification and measurement of financial instruments
In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”).
The amendments to IFRS 9 clarify that unless the Company makes an election as described below, a financial liability is derecognized on the settlement date, which is the date on which the liability is extinguished. The amendments permit the Company to elect, when settling a financial liability or part of a financial liability in cash using an electronic payment system, to deem the financial liability, or part of it, to be extinguished before the settlement date if the Company has initiated a payment instruction that resulted in: (a) the Company having no practical ability to withdraw, stop or cancel the payment instruction; (b) the Company having no practical ability to access the cash to be used for settlement as a result of the payment instruction; and (c) the settlement risk associated with the electronic payment system being insignificant.
The amendments to IFRS 7 added requirements relating to investments in equity instruments designated at FVOCI to disclose separately the change in fair values presented in OCI for investments derecognized during the reporting period and those held at the end of the reporting period. In addition, entities are required to disclose information to help users understand the effect of contingent features that are unrelated to basic lending risks and costs that could change the contractual cash flows of a financial asset measured at amortized cost or FVOCI and financial liability measured at amortized cost.
In accordance with IFRS, the Company applied the amendments to IFRS 9 and IFRS 7 effective January 1, 2026, on a prospective basis. The impacts of the amendments to IFRS 9 will depend on the method and timing of future settlements. The additional disclosures required under the IFRS 7 amendments will be included beginning with the Company’s annual consolidated financial statements for the year ending December 31, 2026.
(ii)Presentation and disclosure in financial statements
In April 2024, the IASB issued a new standard, IFRS 18, Presentation and Disclosure in Financial Statements (“IFRS 18”), which replaces IAS 1, Presentation of Financial Statements (“IAS 1”). IFRS 18 sets out requirements for the presentation of information in the primary financial statements and disclosure of information in the notes to the primary financial statements.
3.    MATERIAL ACCOUNTING POLICIES (CONTINUED)
(m)New and amended IFRS standards not yet effective (continued)
(ii)Presentation and disclosure in financial statements (continued)
IFRS 18 introduces the following new requirements: (a) classification of income and expenses, including foreign exchange gains and losses, and gains and losses on derivatives, in the statement of income or loss into one of the following five categories: operating, investing, financing, income taxes and discontinued operations; (b) subtotals for operating income or loss, and income or loss before financing and income taxes in the statement of income or loss; and (c) identification and disclosure of certain information relating to management-defined performance measures in the notes to the primary financial statements. Under IFRS 18, expenses classified in the operating category are summarized and presented in line items based on the nature or function of the expenses, or both.
Information relating to management-defined performance measures required to be disclosed under IFRS 18 includes a reconciliation between the management-defined performance measures and the most directly comparable subtotal in the statement of income or loss, and the income tax effects of each item disclosed in the reconciliation.
Other requirements under IFRS 18 which differ from existing requirements under IAS 1 include changes to the structure of statements of cash flows prepared using the indirect method to begin with operating income or loss, rather than net income or loss.
IFRS 18 is effective for annual and interim reporting periods beginning on or after January 1, 2027, on a retrospective basis. Earlier application is permitted. The Company is in the process of assessing the impact of IFRS 18 on its consolidated financial statements.